TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 3,800	SFr 30,200
Securities lending transactions	100	900
Obligation to return securities received as collateral, at fair value	2,222	2,978
Total	6,100	34,100
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	1,000	6,900
Securities lending transactions	0	300
Obligation to return securities received as collateral, at fair value	100	400
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	900
Securities lending transactions	0	200
Obligation to return securities received as collateral, at fair value	100	100
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	200
Securities lending transactions	100	100
Obligation to return securities received as collateral, at fair value	1,000	1,300
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	5,100
Securities lending transactions	0	100
Obligation to return securities received as collateral, at fair value	0	0
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,800	17,100
Securities lending transactions	0	200
Obligation to return securities received as collateral, at fair value	1,000	1,200
No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	400	4,100
Securities lending transactions	100	500
Obligation to return securities received as collateral, at fair value	2,200	3,000
Total	2,700	7,600
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,500	12,800
Securities lending transactions	0	200
Obligation to return securities received as collateral, at fair value	0	0
Total	2,500	13,000
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	300	5,900
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	0	0
Total	300	5,900
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	600	7,400
Securities lending transactions	0	200
Obligation to return securities received as collateral, at fair value	0	0
Total	SFr 600	SFr 7,600